INVENTORIES, NET (Schedule of Inventory Reserve) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
INVENTORIES, NET [Abstract]
Beginning balance	$ 2,325	$ 1,577	$ 1,577
Current provision for Jonway Auto	415
Current provision for inventory ZAP	493	47	748
Ending balance	$ 2,913		$ 2,325